Subsequent event - Additional Information (Details) - Subsequent Event - Senior Notes Due 2026 $ in Thousands	Feb. 23, 2023 USD ($)
Subsequent Event [Line Items]
Aggregate principal amount	$ 300,000
Debt instrument interest rate	10.50%
Isance price of aggregate principal amount, Percentage	99.06%